Document and Entity Information	12 Months Ended
Mar. 31, 2017 shares
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Trading Symbol	HDB
Entity Registrant Name	HDFC BANK LTD
Entity Central Index Key	0001144967
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	2,562,545,717